Fair Value Measurements and Derivative Instruments (Non-Derivative Net Investment) (Details) - Foreign currency debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net investment hedge
Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss)	$ 6,111	$ 13,210
Amount of Gain (Loss) Recognized In Other Comprehensive Income (Loss)			$ (38,971)